CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Preferred Stock Class A	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest	Class B Preferred Stock	Class C Preferred Stock	Class D Preferred Stock	Class E Preferred Stock	Class B Preferred Stock	Class C Preferred Stock	Preferred Stock Class A
Balance, shares at Dec. 31, 2020		60,000,000	33,075,711				408
Balance, amount at Dec. 31, 2020	$ (3,198,176)	$ 6,000	$ 3,308	$ 78,132,202	$ (80,785,887)	$ (553,799)	$ 0	$ 0	$ 0	$ 0
Issuance of common shares for services, shares			335,106
Issuance of common shares for services, amount	95,008		$ 34	94,974
Issuance of common shares for services previously accrued, shares			87,776
Issuance of common shares for services previously accrued, amount	51,275		$ 9	51,266
Issuance of common shares for cash, shares			4,210,577
Issuance of common shares for cash, amount	540,899		$ 421	540,478						0
Issuance of common shares for acquisition, shares			168,350
Conversion of preferred shares, shares		(3,646,985)	10,913,576				(360)
Issuance of common shares for acquisition, amount	414,151		$ 17	414,134
Conversion of preferred shares, amount	282	$ (365)	$ 1,091	(444)			$ 0
Issuance of common shares for principal and accrued interest on notes, shares			2,550,485
Issuance of common shares for principal and accrued interest on notes, amount	3,445,157		$ 255	3,444,902
Issuance of preferred shares for cash, shares								760	2,000
Net loss	(5,373,015)
Issuance of preferred shares for cash, amount	2,760,000		$ 0	2,760,000				$ 0	$ 0	0
Warrants converted to common shares, shares			5,700,000
Warrants converted to common shares, amount	416,446		$ 570	415,876
Rounding adjustment in connection with reverse split, shares			1,744,343
Rounding adjustment in connection with reverse split, amount	174		$ 174
Net loss	(5,763,947)				(5,373,015)	(390,932)
Balance, shares at Dec. 31, 2021		56,353,015	58,785,924				48	760	2,000		48	760	56,353,015
Balance, amount at Dec. 31, 2021	(3,638,731)	$ 5,635	$ 5,879	83,453,388	(86,158,902)	(944,731)	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 5,635
Issuance of common shares for services, amount	240,000		$ 150	239,850
Issuance of common shares for principal and accrued interest on notes	0
Conversion of preferred shares, shares			2,852,925										(114,117)
Conversion of preferred shares, amount	0		$ 285	(274)									$ (11)
Warrants converted to common shares	0
Rounding adjustment in connection with reverse split	0
Net loss	(1,497,773)				(1,422,463)
Issuance of common shares for services, shares			1,500,000
Issuance of common shares for services previously accrued	0
Issuance of common shares for cash, shares			6,632,390
Issuance of common shares for cash, amount	499,272		$ 663	498,609
Issuance of common shares for acquisition	0
Balance, shares at Mar. 31, 2022			69,771,239								48	760	56,238,898
Balance, amount at Mar. 31, 2022	(4,397,233)		$ 6,977	84,191,573	(87,581,365)	(1,020,041)					$ 0	$ 0	$ 5,624
Balance, shares at Dec. 31, 2021		56,353,015	58,785,924				48	760	2,000		48	760	56,353,015
Balance, amount at Dec. 31, 2021	(3,638,731)	$ 5,635	$ 5,879	83,453,388	(86,158,902)	(944,731)	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 5,635
Net loss	(4,749,073)
Net loss	(4,950,262)
Balance, shares at Jun. 30, 2022			89,940,121									282	56,108,617
Balance, amount at Jun. 30, 2022	(4,099,791)		$ 8,994	86,593,884	(91,069,111)	360,831							$ 5,611
Balance, shares at Dec. 31, 2021		56,353,015	58,785,924				48	760	2,000		48	760	56,353,015
Balance, amount at Dec. 31, 2021	(3,638,731)	$ 5,635	$ 5,879	83,453,388	(86,158,902)	(944,731)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,635
Issuance of common shares for cash, shares			10,289,423
Issuance of common shares for cash, amount	767,233		$ 1,029	766,204
Conversion of preferred shares, shares		(627,034)	25,811,204				(48)	(741)
Conversion of preferred shares, amount	0	$ (62)	$ 2,581	(2,519)			$ 0	$ 0
Issuance of preferred shares for cash, shares										1,920
Net loss	(8,852,677)
Issuance of preferred shares for cash, amount	1,830,000		$ 0	1,830,000						$ 0
Net loss	(9,202,533)				(8,852,677)	(349,856)
Issuance of common shares for services and closing costs, shares			14,881,508
Issuance of common shares for services and closing costs, amount	1,502,513		$ 1,488	1,510,025
Issuance of common shares related to debt issuance, shares			2,620,545
Issuance of common shares related to debt issuance, amount	0		$ 262	(262)						0
Issuance of common shares for convertible note, shares			672,830
Issuance of common shares for convertible note, amount	45,277		$ 67	45,210
Issuance of common shares for investment, shares			1,066,477
Issuance of common shares for investment, amount	134,376		$ 107	134,269
Issuance of preferred shares, shares		20,000,000
Issuance of preferred shares, amount	2,000	$ 2,000
Accrued preferred stock dividends	(224,760)				(224,760)				$ 0	$ 0
Effect of acquisition on non-controlling interest	1,506,751					1,506,751
Balance, shares at Dec. 31, 2022		75,725,981	114,127,911					19	2,000	1,920		19	75,725,981
Balance, amount at Dec. 31, 2022	(9,107,874)	$ 7,573	$ 11,413	85,897,315	(95,236,339)	212,164	0	$ 0	$ 0		$ 0	$ 0	$ 7,573
Balance, shares at Mar. 31, 2022			69,771,239								48	760	56,238,898
Balance, amount at Mar. 31, 2022	(4,397,233)		$ 6,977	84,191,573	(87,581,365)	(1,020,041)					$ 0	$ 0	$ 5,624
Conversion of preferred shares, shares			9,870,052								(48)	(478)	(130,281)
Conversion of preferred shares, amount			$ 987	(974)									$ (13)
Issuance of preferred shares for cash, amount	1,488,000			1,488,000
Net loss	(3,452,489)				(3,326,610)	(125,879)
Issuance of common shares for services, shares			9,626,000
Issuance of common shares for convertible note, shares			672,830
Issuance of common shares for convertible note, amount	45,277		$ 67	45,210
Accrued preferred stock dividends	(161,136)				(161,136)
Effect of acquisition on non-controlling interest	1,506,751					1,506,751
Issuance of common shares for services and closing costs, amount	871,038		$ 963	870,075
Balance, shares at Jun. 30, 2022			89,940,121									282	56,108,617
Balance, amount at Jun. 30, 2022	(4,099,791)		$ 8,994	86,593,884	(91,069,111)	360,831							$ 5,611
Balance, shares at Dec. 31, 2022		75,725,981	114,127,911					19	2,000	1,920		19	75,725,981
Balance, amount at Dec. 31, 2022	(9,107,874)	$ 7,573	$ 11,413	85,897,315	(95,236,339)	212,164	0	$ 0	$ 0		$ 0	$ 0	$ 7,573
Conversion of preferred shares, shares			14,358,648									(52)	(436,000)
Conversion of preferred shares, amount	120,000		$ 1,436	(118,608)								$ 0	$ (44)
Issuance of common shares for principal and accrued interest on notes, shares			1,512,882
Issuance of common shares for principal and accrued interest on notes, amount	176,402		$ 151	176,251
Issuance of preferred shares for cash, shares												34
Issuance of preferred shares for cash, amount	100,000			100,000
Net loss	(2,420,596)				(2,186,692)	(233,904)
Issuance of common shares for cash, shares			1,461,503
Issuance of common shares for cash, amount	38,077		$ 146	37,931
Issuance of preferred shares, shares													4,474,018
Issuance of preferred shares, amount	0			(447)									$ 447
Accrued preferred stock dividends	(71,240)				(71,240)
Issuance of common shares for services and closing costs, amount			$ 0
Issuance of common shares for acquisition expenses, shares			633,647
Issuance of common shares for acquisition expenses, amount	36,118		$ 63	36,055
Balance, shares at Mar. 31, 2023			132,094,591									1	79,763,999
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 13,209	86,365,713	(97,494,271)	(21,740)						$ 0	$ 7,976
Balance, shares at Dec. 31, 2022		75,725,981	114,127,911					19	2,000	1,920		19	75,725,981
Balance, amount at Dec. 31, 2022	(9,107,874)	$ 7,573	$ 11,413	85,897,315	(95,236,339)	212,164	$ 0	$ 0	$ 0		0	$ 0	$ 7,573
Net loss	(3,526,593)
Net loss	(3,765,520)
Balance, shares at Jun. 30, 2023			1,740,939,685
Balance, amount at Jun. 30, 2023	(12,271,657)		$ 174,094	86,478,514	(98,897,502)	(26,763)					0	$ 0	$ 0
Balance, shares at Mar. 31, 2023			132,094,591									1	79,763,999
Balance, amount at Mar. 31, 2023	(11,129,113)		$ 13,209	86,365,713	(97,494,271)	(21,740)						$ 0	$ 7,976
Conversion of preferred shares, shares			1,603,850,690										(79,763,999)
Conversion of preferred shares, amount	180,000		$ 160,385	27,591									$ (7,976)
Net loss	(1,344,924)				(1,339,901)	(5,023)
Issuance of common shares for cash, shares			4,994,404
Issuance of common shares for cash, amount	85,710		$ 500	85,210
Accrued preferred stock dividends	(63,330)				(63,330)							$ 0
Accrued preferred stock dividends, shares												(1)
Balance, shares at Jun. 30, 2023			1,740,939,685
Balance, amount at Jun. 30, 2023	$ (12,271,657)		$ 174,094	$ 86,478,514	$ (98,897,502)	$ (26,763)					$ 0	$ 0	$ 0